Provisions - Schedule of other provisions by geographical area (Details) € in Millions, £ in Millions	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of other provisions [line items]
Provisions	€ 8,407.0		€ 8,441.0	€ 8,149.0	€ 9,583.0
Other provisions
Disclosure of other provisions [line items]
Provisions	5,051.0		4,634.0	4,073.0	€ 4,423.0
Spain | Other provisions
Disclosure of other provisions [line items]
Provisions	1,924.0		1,921.0	1,768.0
European Union (excluding Spain) | Other provisions
Disclosure of other provisions [line items]
Provisions	694.0		433.0	328.0
Other Foreign Countries Not Including Countries in EU | Other provisions
Disclosure of other provisions [line items]
Provisions	2,433.0		2,280.0	1,977.0
Brazil | Other provisions
Disclosure of other provisions [line items]
Provisions	1,445.0		1,618.0	1,243.0
UK | Other provisions
Disclosure of other provisions [line items]
Provisions	654.0		€ 373.0	€ 345.0
UK | Other provisions | Financial Conduct Authority (FCA) Review of The Vehicle Finance Market
Disclosure of other provisions [line items]
Provisions	€ 353.3	£ 293